OTHER NON-INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OTHER NON-INTEREST INCOME [Abstract]
Investment and insurance commissions	$ 1,827	$ 1,814	$ 1,709
ATM fees	1,551	1,599	1,661
Bank owned life insurance	1,282	1,371	1,363
Other real estate rental income	128	1,295	1,471
Other	2,904	2,852	2,333
Total other non-interest income	$ 7,692	$ 8,931	$ 8,537